Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	369,845,180.04	21,303
Yield Supplement Overcollateralization Amount 01/31/25	30,244,370.33	0
Receivables Balance 01/31/25	400,089,550.37	21,303
Principal Payments	17,499,441.78	417
Defaulted Receivables	782,729.65	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	28,291,738.60	0
Pool Balance at 02/28/25	353,515,640.34	20,855

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.01%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,354,583.58	253
Past Due 61-90 days	2,286,996.12	86
Past Due 91-120 days	243,060.93	12
Past Due 121+ days	0.00	0
Total	8,884,640.63	351

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	555,752.95
Aggregate Net Losses/(Gains) - February 2025	226,976.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	-0.02%
Second Prior Net Losses/(Gains) Ratio	1.19%
Third Prior Net Losses/(Gains) Ratio	0.54%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.18%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	39.25

Flow of Funds	$ Amount
Collections	19,758,953.06
Investment Earnings on Cash Accounts	28,303.03
Servicing Fee	(333,407.96)
Transfer to Collection Account	-
Available Funds	19,453,848.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,497,621.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	11,223,085.89
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,626,686.63

Total Distributions of Available Funds	19,453,848.13

Servicing Fee	333,407.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	364,738,726.23
Principal Paid	16,329,539.70
Note Balance @ 03/17/25	348,409,186.53

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2b
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-3
Note Balance @ 02/18/25	219,128,726.23
Principal Paid	16,329,539.70
Note Balance @ 03/17/25	202,799,186.53
Note Factor @ 03/17/25	66.0885050%

Class A-4
Note Balance @ 02/18/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	99,620,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	30,630,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	15,360,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,497,621.80
Total Principal Paid	16,329,539.70
Total Paid	17,827,161.50

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.33864%
Coupon	5.18864%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	1,024,426.80
Principal Paid	16,329,539.70
Total Paid to A-3 Holders	17,353,966.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4664021
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.9891311
Total Distribution Amount	17.4555332

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.3384175
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.2149505
Total A-3 Distribution Amount	56.5533680

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	687.29
Noteholders' Principal Distributable Amount	312.71

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	5,106,453.81
Investment Earnings	16,720.61
Investment Earnings Paid	(16,720.61)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,381,857.40	$3,358,195.70	$2,975,751.71
Number of Extensions	99	133	115
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.80%	0.68%